Note 25 Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discount rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (282)	€ (354)	€ (367)
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 307	390	405
Rate of salary increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 2	4	3
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (2)	(4)	(3)
Rate of pension increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 28	29	27
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (26)	(27)	(26)
Medical cost trend rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 109	145	169
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (98)	(129)	(133)
Change in obligation from each additional year of longevity [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 170	211	137
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 0	€ 0	€ 0